Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net income (loss)	$ 31,934	$ (274,139)	$ (337,207)	$ (38,234)
Net loss on sales and impairment on real estate held for sale	66,971	(62,043)	78,473	296,727
Provision for losses on mortgage loans receivable	51,799	144,476	155,056	188,634
Other than temporary impairment bond portfolio		120,000	258,000
Accreation of deferred loan origination fees	21,450	6,000	(36,845)	(126,998)
Amortization of deferred costs	59,647	64,082	126,450	130,548
Accounts receivable	(18,157)	(16,858)	(29,743)	55,516
Interest receivable	(2,565)	(2,411)	(3,743)	(43,269)
Prepaid expenses	(9,620)	10,772	18,415	(14,025)
Accounts payable	(15,726)	38,156	7,534	43,536
Management fee payable	27,529		236,930	492,435
Net cash provided by operating activities	213,712	28,035
Cash Flows from Investing Activities
Investment in mortgage loans	(3,088,230)	(690,497)	(1,076,520)	(2,922,335)
Collections of mortgage loans	2,689,530	1,035,652	1,897,287	4,845,882
Investment purchased			(2,410)
Proceeds from sale of other real estate held for sale	48,029		(1,622,000)	(1,850,053)
Investment in bonds	(1,621,000)	(930,000)	394,812	145,228
Proceeds from bonds	57,000	44,000	32,000
Net cash (used for) investing activities	(1,914,671)	(540,845)	(376,831)	218,722
Cash Flows from Financing Activities
Proceeds from secured investor certificates	661,000	996,000	1,452,000	1,877,000
Payments on secured investor certificate maturities	(1,122,000)	(151,000)	(1,774,000)	(1,377,000)
Payments for deferred costs	(39,538)	(60,522)	(103,835)	(131,366)
Dividends paid	(218,114)	(226,504)	(427,840)	(469,783)
Net cash (used for) provided by financing activities	(718,652)	557,974	(853,675)	(101,149)
Net (Decrease) Increase in Cash and Equivalents	(2,419,611)	45,164	(994,116)	610,008
Cash and Equivalents - Beginning of Period	3,382,994	4,377,110	4,377,110	3,767,102
Cash and Equivalents - End of Period	$ 963,383	$ 4,422,274	$ 3,382,994	$ 4,377,110